Income Tax (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Schedule of Income Tax Expense
	Consolidated
	30 June 2023	30 June 2022
	$	$

a) Income tax expense
Current income tax
Current income tax benefit	(2,867,508)	(2,651,576)
Current income tax not recognised	2,867,508	2,651,576
	-	-

Deferred income tax:
Relating to origination and reversal of timing differences	503,587	7,168,453
Deferred income tax benefit not recognised	(503,587)	(7,168,453)
Income tax benefit reported in the Statement of profit or loss and other comprehensive income	-	-

	Consolidated
	30 June 2023	30 June 2022
	$	$

b) Reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense	(12,827,177)	(20,966,956)

Tax at the Australian rate of 25% (2022: 25%)	(3,830,489)	(5,241,739)
	-	-
Capital raising costs claimed	(1,006,095)	(301,743)
Non-deductible expenses	356,552	2,017,457
Effect of difference in foreign tax rates	102,842	-
Unused tax losses and temporary differences not recognised as deferred tax assets	4,377,190	3,526,025
Tax Benefit	-	-
	Consolidated
	30 June 2023	30 June 2022
	$	$

c) Deferred tax – Statement of Financial Position (unrecognised)
Revenue losses available to offset against future taxable income	6,836,877	5,428,055
Accrued expenses and leave provisions	257,778	199,877
Deductible equity raising costs	689,315	1,139,489
Other	61,291	4,004
Development asset	307,298	246,503
Patents	273,005	243,403
Investments	1,547,215	165,420
Unrealised foreign exchange gain	(66,130)	(34,344)
Prepaid expenses	-	(223,953)
Net deferred tax assets not recognised	9,906,649	7,168,454